Income Taxes (Schedule of Deferred tax assets and related valuation allowances recognized for net operating and other loss carryforwards and tax credit carryforwards) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	$ 1,874	$ 1,631
Tax Credit Carryforward, Valuation Allowance	(554)
Net Deferred Tax Assets, Tax Credit Carryforwards	1,320
Deferred Tax Assets, Tax Loss Carryforward	1,624	1,025
Tax Loss Carryforwards, Valuation Allowance	(437)
Net Deferred Tax Asset, Tax Loss Carryforwards	1,187
Deferred Tax Assets, State and Local Tax Carryforwards	299
State and Local Tax Carryforwards, Valuation Allowance	(133)
Net Deferred Tax Assets, State and Local Tax Carryforwards	166
Deferred Tax Assets, Other Non-Attribute	1,593
Other Non-Attribute, Valuation Allowance	(30)
Net Deferred Tax Assets, Other Non-Attribute	1,563
Deferred Tax Assets, Gross	5,390	5,734
Deferred Tax Assets, Valuation Allowance	(1,154)	(1,653)
Deferred Tax Assets, Net of Valuation Allowance	4,236	4,081
Foreign Tax Credits [Domain]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	1,753
Tax Credit Carryforward, Valuation Allowance	(554)
Net Deferred Tax Assets, Tax Credit Carryforwards	1,199
General Business Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	121
Tax Credit Carryforward, Valuation Allowance	0
Net Deferred Tax Assets, Tax Credit Carryforwards	121
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	1,187
Operating Loss Carryforwards, Valuation Allowance	0
Net Deferred Tax Assets, Operating Loss Carryforwards	1,187
Deferred Tax Assets, Capital Loss Carryforwards	437
Capital Loss Carryforwards, Valuation Allowance	(437)
Net Deferred Tax Assets, Capital Loss Carryforwards	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	253
Operating Loss Carryforwards, Valuation Allowance	(87)
Net Deferred Tax Assets, Operating Loss Carryforwards	166
Deferred Tax Assets, Capital Loss Carryforwards	46
Capital Loss Carryforwards, Valuation Allowance	(46)
Net Deferred Tax Assets, Capital Loss Carryforwards	$ 0